Vessels in Operation - Schedule of Vessels in Operation (Table) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Balance beginning of period	$ 1,682,816
Balance ending of period	1,655,199	$ 1,682,816
Vessel Cost, as adjusted for impairment charges [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	1,878,132	1,297,785
Additions	6,391	603,514
Disposals		(23,167)
Balance ending of period	1,884,523	1,878,132
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	(195,316)	(157,202)
Disposals		14,445
Depreciation	(34,008)	(52,559)
Balance ending of period	(229,324)	(195,316)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	1,682,816	1,140,583
Additions	6,391	603,514
Disposals		(8,722)
Depreciation	(34,008)	(52,559)
Balance ending of period	$ 1,655,199	$ 1,682,816